Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (3,911,400)	$ (567,097)	¥ (2,647,008)	¥ 753,103
Purchase of short-term investments	70,578,711	10,232,951	71,748,847	26,731,176
Maturities of short-term investments	81,698,532	11,845,174	60,524,888	24,921,538
Placements of time deposits	10,245,026	1,485,389	10,697,444	10,907,296
Maturities of time deposits	13,909,967	2,016,756	7,655,147	7,670,373
Net cash (used in)/provided by investing activities	10,609,218	1,538,192	(24,578,111)	(8,906,821)
Proceeds from exercise of employees' share options	4	1	3	3
Repurchase of convertible senior notes	4,201,506	609,161
Repurchase of shares	347,581	50,395
Net cash provided by/(used in) financing activities	(4,354,919)	$ (631,404)	30,389,152	8,335,419
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(650,630)		(104,672)	(113,574)
Purchase of short-term investments	(33,683,941)		(48,781,106)	(455,347)
Maturities of short-term investments	45,951,288		36,744,305	465,726
Placements of time deposits	(4,878,180)		(10,658,126)	(9,604,228)
Maturities of time deposits	9,133,225		7,600,828	4,925,241
Investments in and loans to subsidiaries, VIEs and VIEs' subsidiaries	(13,131,173)		(11,168,671)	(5,102,250)
Other investing activities	283,028		(1,153,850)	(600,067)
Net cash (used in)/provided by investing activities	3,674,247		(27,416,620)	(10,370,925)
Proceeds from exercise of employees' share options	4		3	3
Proceeds from issuance of ordinary shares, net of issuance costs of US$563 and HKD337,143, nil, respectively			19,288,423	2,817,458
Repurchase of convertible senior notes	(4,201,506)
Proceeds from issuance of convertible senior notes, net of issuance costs of US$13,857, US$23,402 and nil, respectively			10,085,520	5,594,779
Repurchase of shares	(347,581)
Net cash provided by/(used in) financing activities	¥ (4,549,083)		¥ 29,373,946	¥ 8,412,240